Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments
Accounting for derivatives
Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. They include swaps, forward-rate agreements, futures, options and combinations of these instruments and primarily affect the Barclays Bank Group’s net interest income, net trading income and derivative assets and liabilities. Notional amounts of the contracts are not recorded on the balance sheet. Derivatives are used to hedge interest rate, credit risk, inflation risk, exchange rate, commodity, equity exposures and exposures to certain indices such as house price indices and retail price indices related to non-trading positions.
All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes terms included in a contract or financial liability (the host) which, had they been a standalone contract, would have met the definition of a derivative. If these are separated from the host, i.e. when the economic characteristics of the embedded derivative are not closely related with those of the host contract and the combined instrument is not measured at fair value through profit or loss, then they are accounted for in the same way as derivatives. For financial assets, the requirements are whether the financial assets contain contractual terms that give rise on specified dates to cash flows that are SPPI, and consequently the requirements for accounting for embedded derivatives are not applicable to financial assets.
Hedge accounting
The Barclays Bank Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes. The Barclays Bank Group applies hedge accounting to represent the economic effects of its interest rate, currency and contractually linked inflation risk management strategies. Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the Barclays Bank Group applies fair value hedge accounting, cash flow hedge accounting, or hedging of a net investment in a foreign operation, as appropriate to the risks being hedged.
The Barclays Bank Group applies the ‘Amendments to IFRS 9, IAS 39 and IFRS 7 Interest Rate Benchmark Reform’ issued in September 2019 (the Phase 1 amendments).
The amendments provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by IBOR (‘Interbank Offered Rates’) reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness continues to be recorded in the income statement. Furthermore, the amendments set out triggers for when the reliefs will end, which include the uncertainty arising from interest rate benchmark reform no longer being present.
In summary, the reliefs provided by the Phase 1 amendments are:
▪When considering the ‘highly probable’ requirement, the Barclays Bank Group has assumed that the IBOR interest rates upon which our hedged items are based do not change as a result of IBOR reform.
▪In assessing whether the hedge is expected to be highly effective on a forward-looking basis the Barclays Bank Group has assumed that the IBOR interest rates upon which the cash flows of the hedged items and the interest rate swaps that hedge them are based are not altered by IBOR reform.
▪The Barclays Bank Group will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80% –125% range.
▪The Barclays Bank Group has not recycled the cash flow hedge reserve relating to the period after the reforms are expected to take effect.
▪The Barclays Bank Group has assessed whether the hedged IBOR risk component is a separately identifiable risk only when it first designates a hedged item in a fair value hedge and not on an ongoing basis.
The Barclays Bank Group also applies the ‘Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2’ issued in August 2020. The Phase 2 amendments provide relief when changes are made to hedge relationships as a result of the interest rate benchmark reform.
In summary, the reliefs provided by the Phase 2 amendments are:
▪Under a temporary exception, the Barclays Bank Group has considered that changes to the hedge designation and hedge documentation due to the interest rate benchmark reform would not constitute the discontinuation of the hedge relationship nor the designation of a new hedging relationship.
▪In respect of the retrospective hedge effectiveness assessment, the Barclays Bank Group may elect, on a hedge-by-hedge basis, to reset the cumulative fair value changes to zero when the exception to the retrospective assessment ends (Phase 1 relief). Any hedge ineffectiveness will continue to be measured and recognised in full in profit or loss.
▪The Barclays Bank Group has deemed the amounts accumulated in the cash flow hedge reserve to be based on the alternative benchmark rate (on which the hedge future cash flows are determined) when there is a change in basis for determining the contractual cash flows.
▪For hedges of groups of items (such as those forming part of a macro cash flow hedging strategy), the amendments provide relief for items within a designated group of items that are amended for changes directly required by the reform.
▪In respect of whether a risk component of a hedged item is separately identifiable, the amendments provide temporary relief to entities to meet this requirement when an alternative risk free rate (RFR) financial instrument is designated as a risk component. These amendments allow the Barclays Bank Group upon designation of the hedge to assume that the separately identifiable requirement is met if the Barclays Bank Group reasonably expects the RFR risk will become separately identifiable within the next 24 months. The Barclays Bank Group applies this relief to each RFR on a rate-by-rate basis and starts when the Barclays Bank Group first designates the RFR as a non-contractually specified risk component.
Fair value hedge accounting
Changes in fair value of derivatives that qualify and are designated as fair value hedges are recorded in the income statement, together with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The fair value changes adjust the carrying value of the hedged asset or liability held at amortised cost.
If hedge relationships no longer meet the criteria for hedge accounting, hedge accounting is discontinued. For fair value hedges of interest rate risk, the fair value adjustment to the hedged item is amortised to the income statement over the period to maturity of the previously designated hedge relationship using the effective interest method. If the hedged item is sold or repaid, the unamortised fair value adjustment is recognised immediately in the income statement. For items classified as fair value through other comprehensive income, the hedge accounting adjustment is included in other comprehensive income.
Cash flow hedge accounting
For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognised initially in other comprehensive income, and then recycled to the income statement in the periods when the hedged item will affect profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognised in the income statement immediately.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the hedged item is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was recognised in equity is immediately transferred to the income statement.
Hedges of net investments
The Barclays Bank Group’s net investments in foreign operations, including monetary items accounted for as part of the net investment, are hedged for foreign currency risks using both derivatives and foreign currency borrowings. Hedges of net investments are accounted for similarly to cash flow hedges; the effective portion of the gain or loss on the hedging instrument is being recognised directly in other comprehensive income and the ineffective portion being recognised immediately in the income statement. The cumulative gain or loss recognised in other comprehensive income is recognised in the income statement on the disposal or partial disposal of the foreign operation, or other reductions in the Barclays Bank Group’s investment in the operation.

Barclays Bank Group	2022			2021
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	52,164,242	302,665	(288,398)	47,286,623	262,046	(255,471)
Total derivative assets/(liabilities) held for risk management	178,628	311	(808)	126,292	245	(1,052)
Derivative assets/(liabilities)	52,342,870	302,976	(289,206)	47,412,915	262,291	(256,523)
The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	2022			2021
Barclays Bank Group	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	5,773,814	108,865	(103,040)	5,700,055	76,055	(74,014)
Derivatives cleared by central counterparty	113,455	440	(473)	99,664	171	(208)
Exchange traded derivatives	19,426	15	(6)	20,084	10	(3)
Foreign exchange derivatives	5,906,695	109,320	(103,519)	5,819,803	76,236	(74,225)
Interest rate derivatives
OTC derivatives	14,938,526	130,917	(117,016)	14,229,139	124,187	(113,098)
Derivatives cleared by central counterparty	21,390,094	2,317	(2,340)	18,865,670	1,055	(762)
Exchange traded derivatives	5,654,126	2,257	(2,167)	5,200,838	905	(907)
Interest rate derivatives	41,982,746	135,491	(121,523)	38,295,647	126,147	(114,767)
Credit derivatives
OTC derivatives	619,843	4,262	(4,731)	606,504	4,007	(4,752)
Derivatives cleared by central counterparty	1,107,377	1,161	(1,321)	665,600	1,675	(1,809)
Credit derivatives	1,727,220	5,423	(6,052)	1,272,104	5,682	(6,561)
Equity and stock index derivatives
OTC derivatives	410,002	12,670	(16,715)	278,370	18,793	(24,440)
Exchange traded derivatives	1,924,613	35,986	(36,774)	1,469,078	32,901	(33,174)
Equity and stock index derivatives	2,334,615	48,656	(53,489)	1,747,448	51,694	(57,614)
Commodity derivatives
OTC derivatives	4,411	14	(51)	4,670	56	(107)
Exchange traded derivatives	208,555	3,761	(3,764)	146,951	2,231	(2,197)
Commodity derivatives	212,966	3,775	(3,815)	151,621	2,287	(2,304)
Derivative assets/(liabilities) held for trading	52,164,242	302,665	(288,398)	47,286,623	262,046	(255,471)

Total OTC derivatives	21,746,596	256,728	(241,553)	20,818,738	223,098	(216,411)
Total derivatives cleared by central counterparty	22,610,926	3,918	(4,134)	19,630,934	2,901	(2,779)
Total exchange traded derivatives	7,806,720	42,019	(42,711)	6,836,951	36,047	(36,281)
Derivative assets/(liabilities) held for trading	52,164,242	302,665	(288,398)	47,286,623	262,046	(255,471)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Currency Swaps	2,000	175	(12)	1,000	155	—
Interest rate swaps	266	12	—	465	—	(3)
Interest rate derivatives cleared by central counterparty	92,366	—	—	63,584	—	—
Derivatives designated as cash flow hedges	94,632	187	(12)	65,049	155	(3)
Derivatives designated as fair value hedges
Interest rate swaps	4,561	27	(776)	5,856	53	(1,045)
Forward foreign exchange	—	—	—	—	—	—
Interest rate derivatives cleared by central counterparty	75,547	—	—	52,964	—	—
Derivatives designated as fair value hedges	80,108	27	(776)	58,820	53	(1,045)
Derivatives designated as hedges of net investments
Forward foreign exchange	3,888	97	(20)	2,423	37	(4)
Derivatives designated as hedges of net investments	3,888	97	(20)	2,423	37	(4)
Derivative assets/(liabilities) held for risk management	178,628	311	(808)	126,292	245	(1,052)

Total OTC derivatives	10,715	311	(808)	9,744	245	(1,052)
Total derivatives cleared by central counterparty	167,913	—	—	116,548	—	—
Derivative assets/(liabilities) held for risk management	178,628	311	(808)	126,292	245	(1,052)
Hedge accounting
Hedge accounting is applied predominantly for the following risks:
▪Interest rate risk – arises due to a mismatch between fixed interest rates and floating interest rates.
▪Currency risk – arises due to assets or liabilities being denominated in different currencies than the functional currency of the relevant entity. At a consolidated level, currency risk also arises when the functional currency of subsidiaries are different from the parent.
▪Contractually linked inflation risk – arises from financial instruments within contractually specified inflation risk. The Barclays Bank Group does not hedge inflation risk that arises from other activities.
In order to hedge these risks, the Barclays Bank Group uses the following hedging instruments:
▪Interest rate derivatives to swap interest rate exposure into either fixed or variable rates.
▪Currency derivatives to swap foreign currency exposures into the entity’s functional currency, and net investment exposure to local currency.
▪Inflation derivatives to swap inflation exposure into either fixed or variable interest rates.
In some cases, certain items which are economically hedged may be ineligible hedged items for the purposes of IAS 39, such as core deposits and equity. In these instances, a proxy hedging solution can be utilised whereby portfolios of floating rate assets are designated as eligible hedged items in cash flow hedges.
In some hedging relationships, the Barclays Bank Group designates risk components of hedged items as follows:
▪Benchmark interest rate risk as a component of interest rate risk, such as the LIBOR or Risk Free Rate (RFR) component.
▪Inflation risk as a contractually specified component of a debt instrument.
▪Spot exchange rate risk for foreign currency financial assets or financial liabilities.
▪Components of cash flows of hedged items, for example certain interest payments for part of the life of an instrument.
Using the benchmark interest rate risk results in other risks, such as credit risk and liquidity risk, being excluded from the hedge accounting relationship. Following market-wide interest rate benchmark reform, sensitivity to risk-free rates is considered to be the predominant interest rate risk and therefore the hedged items (which often reference risk-free or similar 'overnight' rates) change in fair value on a proportionate basis with reference to this risk.
In respect of many of the Barclays Bank Group’s hedge accounting relationships, the hedged item and hedging instrument change frequently due to the dynamic nature of the risk management and hedge accounting strategy. The Barclays Bank Group applies hedge accounting to dynamic scenarios, predominantly in relation to interest rate risk, with a combination of hedged items in order for its financial statements to reflect as closely as possible the economic risk management undertaken. In some cases, if the hedge accounting objective changes, the relevant hedge accounting relationship is de-designated and is replaced with a different hedge accounting relationship.
Changes in the GBP value of net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital. The Barclays Bank Group mitigates this by matching the CET1 capital movements to the revaluation of the foreign currency RWA exposures. Net investment hedges are designated where necessary to reduce the exposure to movement in a particular exchange rate to within limits mandated by Risk. As far as possible, existing external currency liabilities are designated as the hedging instruments.
The hedging instruments share the same risk exposures as the hedged items. Hedge effectiveness is determined with reference to quantitative tests, predominantly regression testing, but to the extent hedging instruments are exposed to different risks than the hedged items, this could result in hedge ineffectiveness or hedge accounting failures.
Sources of ineffectiveness include the following:
▪Mismatches between the contractual terms of the hedged item and hedging instrument, including basis differences.
▪Changes in credit risk of the hedging instruments.
▪If a hedging relationship becomes over-hedged, for example in hedges of net investments if the net asset value designated at the start of the period falls below the amount of the hedging instrument.
▪Cash flow hedges using external swaps with non-zero fair values.
▪The effects of the reforms to IBOR, because these might take effect at a different time and have a different impact on hedged items and hedging instruments.
The Barclays Bank Group's risk exposure continues, in part, to be affected by interest rate benchmark reform. In most cases, hedged items and hedging instruments are expected to transition to relevant risk-free rates at the end of their current cash flow period. USD LIBOR, Canadian Dollar Offerred Rate (CDOR) and Singapore Swap Offered Rate (SOR) linked hedge accounting relationships are still exposed to uncertainty regarding the precise timing and effects of benchmark reform. USD LIBOR and SOR benchmarks will cease to be published after 30 June 2023, CDOR - after 28 June 2024, but certain hedged items and hedging instruments continue to contractually reference these benchmarks beyond the cessation date.
The following table summarises the significant hedge accounting exposures impacted by the IBOR reform as at 31 December 2022:

Barclays Bank Group		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
USD LIBOR	Secured Overnight Financing Rate (SOFR)	19,286	20,104
Canadian Dollar Offered Rate (CDOR)	Overnight Repo Rate Average (CORRA)	980	980
Singapore Swap Offered Rate (SOR)	Singapore Overnight Rate Average (SORA)	124	124
Total IBOR Notionals		20,390	21,208

Hedged items in fair value hedges

Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2022
Assets
Loans and advances at amortised cost
- Interest rate risk	1,950	(135)	3	(325)	(3)
- Inflation risk	445	243	—	(111)	2
Debt securities classified as amortised cost
- Interest rate risk	159	(19)	(11)	(133)	(20)
- Inflation risk	3,854	(1,287)	—	(1,658)	(18)
Financial assets at fair value through other comprehensive income[b]
- Interest rate risk	25,044	(3,132)	(228)	(3,833)	145
- Inflation risk	6,019	(181)	17	(690)	(26)
Total Assets	37,471	(4,511)	(219)	(6,750)	80
Liabilities
Debt securities in issue
- Interest rate risk	(34,260)	2,746	(26)	3,577	22
Total Liabilities	(34,260)	2,746	(26)	3,577	22
Total Hedged Items	3,211	(1,765)	(245)	(3,173)	102

2021
Assets
Loans and advances at amortised cost
- Interest rate risk	1,257	24	6	(77)	(1)
- Inflation risk	556	354	—	9	—
Debt securities classified as amortised cost
- Interest rate risk	1,378	(39)	—	(75)	(18)
- Inflation risk	4,087	400	—	(16)	(1)
Financial assets at fair value through other comprehensive income[b]
- Interest rate risk	22,895	(293)	28	(1,122)	35
- Inflation risk	6,271	386	(32)	81	10
Total Assets	36,444	832	2	(1,200)	25
Liabilities
Debt securities in issue
- Interest rate risk	(26,691)	(622)	(320)	769	6
Total Liabilities	(26,691)	(622)	(320)	769	6
Total Hedged Items	9,753	210	(318)	(431)	31
Notes
aHedge ineffectiveness is recognised in net interest income.
bFor items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.
Amount, timing and uncertainty of future cash flows
The following table shows the fair value hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Fair value	Interest rate risk	—	—	—	67,613	858	11,987
	Inflation risk	27	(776)	—	12,495	2,417	2,493
	Total	27	(776)	—	80,108	3,275	14,480

As at 31 December 2021
Fair value	Interest rate risk	53	—	—	51,219	527	8,855
	Inflation risk	—	(1,045)	—	7,601	(65)	1,624
	Total	53	(1,045)	—	58,820	462	10,479
The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:

	2022	2023	2024	2025	2026	2027	2028 and later
As at 31 December 2022	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of:
Interest rate risk (outstanding notional amount)	67,613	63,902	54,595	47,000	40,170	28,497	26,131
Inflation risk (outstanding notional amount)	12,495	12,064	9,873	8,824	7,477	7,449	6,779
For Barclays Bank Group, there are 712 (2021: 618) interest rate risk fair value hedges with an average fixed rate of 1.77% (2021: 1.1%) across the relationships and 49 (2021: 60) inflation risk fair value hedges with an average rate of 0.55% (2021: 0.59%) across the relationships.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group
	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]

Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2022
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	7,182	4,625	—	2,900	—	7,182	(197)
Foreign exchange risk
Loans and advances at amortised cost	3	(13)	—	—	—	3	2
Inflation risk
Debt securities classified at amortised cost	362	142	—	16	—	98	33
Total cash flow hedges	7,547	4,754	—	2,916	—	7,283	(162)
Hedge of net investment in foreign operations
USD foreign operations	922	—	1,767	—	—	922	—
EUR foreign operations	170	—	127	—	—	170	—
Other foreign operations	38	—	180	—	88	38	—
Total foreign operations	1,130	—	2,074	—	88	1,130	—

2021
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	2,042	935	—	(192)	—	2,042	(211)
Foreign exchange risk
Loans and advances at amortised cost	(88)	(16)	—	—	—	(88)	1
Inflation risk
Debt securities classified at amortised cost	252	204	—	(12)	—	252	(22)
Total cash flow hedges	2,206	1,123	—	(204)	—	2,206	(232)
Hedge of net investment in foreign operations
USD foreign operations	143	—	1,184	—	—	143	—
EUR foreign operations	(49)	—	(39)	—	—	(49)	—
Other foreign operations	(3)	—	44	—	186	(3)	—
Total foreign operations	91	—	1,189	—	186	91	—
Note
aHedge ineffectiveness is recognised in net interest income
The following table shows the cash flow and net investment hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Cash flow	Interest rate risk	12	—	—	89,996	(7,379)	6,728
	Foreign exchange risk	175	(12)	—	2,000	(1)	—
	Inflation risk	—	—	—	2,636	(329)	—
	Total	187	(12)	—	94,632	(7,709)	6,728
Net investment	Foreign exchange risk	97	(20)	(8,368)	12,256	(1,130)	—

As at 31 December 2021
Cash flow	Interest rate risk	—	—	—	59,957	(2,253)	9,896
	Foreign exchange risk	155	—	—	1,000	89	—
	Inflation risk	—	(3)	—	4,092	(274)	—
	Total	155	(3)	—	65,049	(2,438)	9,896
Net investment	Foreign exchange risk	37	(4)	(6,933)	9,356	(91)	—
The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

Barclays Bank Group	2022		2021
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur

Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(496)	(46)	228	13
Cash flow hedge of foreign exchange risk
Recycled to net interest income	(1)	—	87	—
Hedge of net investment in foreign operations
Recycled to other income	—	(58)	—	(28)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

Barclays Bank Group	2022		2021
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(618)	2,581	1,181	2,736
Currency translation movements	(7)	3,483	(6)	(92)
Hedging losses for the year	(7,283)	(1,130)	(2,206)	(91)
Amounts reclassified in relation to cash flows affecting profit or loss	543	58	(327)	28
Tax	1,808	—	740	—
Balance on 31 December	(5,557)	4,992	(618)	2,581